Commitments and Contingencies (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
Commitments and Contingencies [Line Items]
Insurance amount				$ 79,600	¥ 500,000
Deposits totaling (in Dollars)	$ 18,485,246	$ 3,659,348
Insurance not covered	$ 79,600		¥ 500,000
Supplier Concentration Risk [Member] | One Suppliers [Member] | Purchase [Member]
Commitments and Contingencies [Line Items]
Concentration risk percentage	14.90%	13.50%
Supplier Concentration Risk [Member] | Two Suppliers [Member] | Purchase [Member]
Commitments and Contingencies [Line Items]
Concentration risk percentage	14.30%
Supplier Concentration Risk [Member] | Three Suppliers [Member] | Purchase [Member]
Commitments and Contingencies [Line Items]
Concentration risk percentage	10.80%
Supplier Concentration Risk [Member] | Four Suppliers [Member] | Purchase [Member]
Commitments and Contingencies [Line Items]
Concentration risk percentage	10.10%
Customer Concentration Risk [Member] | One Customers [Member] | Revenue Benchmark [Member]
Commitments and Contingencies [Line Items]
Concentration risk percentage	67.10%	61.70%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Commitments and Contingencies [Line Items]
Concentration risk percentage	18.70%	24.90%